787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 20, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Managed Account Series II

Ladies and Gentlemen:

On behalf of Managed Account Series II (the “Registrant”), a Delaware statutory trust, we hereby transmit for filing, the Registrant’s initial Registration Statement on Form N-1A (the “Registration Statement”) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to BlackRock U.S. Mortgage Portfolio, a series of the Registrant (the “Fund”). We are concurrently filing Form N-8A under the 1940 Act.

The Fund is expected to be a successor to a corresponding series of Managed Account Series (the “Predecessor Fund”) pursuant to a reorganization, subject to board approval. The Fund will have the same investment objectives and strategies, portfolio management team and contractual arrangements as those of the Predecessor Fund. As a result of the proposed reorganization, which is subject to board approval, the Fund will adopt the performance and financial history of the Predecessor Fund. The proposed reorganization will result in the Predecessor Fund effectively becoming a series of the Registrant, a new BlackRock fund registrant. The reorganization is being proposed in connection with a potential reconfiguration of the existing fund complexes overseen by the boards of directors/trustees of the BlackRock-advised funds.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8037.

Sincerely,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC

Janey Ahn, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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